Partners' Capital General Partner Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
General partners' capital account, period distribution amount	$ 2.0	$ 1.9	$ 5.7
General partners' interest units issued (in shares)	680,000	536,000
General Partner
Class of Stock [Line Items]
General partners' interest units issued (in shares)	143,900	143,517	206,810